SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,237,838	$ 191,089	¥ 808,865	$ 124,867	¥ 397,435	¥ 449,844
Short-term investments	533,215	82,314	26,615
Other current assets	167,995	25,934	160,582
Total current assets	2,961,978	457,251	1,596,664
Other assets	195,446	30,172	197,233
Total assets	7,693,521	1,187,675	6,182,906
Current liabilities:
Short-term bank borrowing	324,680	50,122	0
Salary and welfare payable	210,955	32,566	186,051
Deferred revenue	705,607	108,927	514,268
Dividends payable	276,261	42,647	0
Amount due to related parties	7,653	1,181	6,403
Accrued expenses and other current liabilities	576,160	88,944	313,017
Total current liabilities	2,790,938	430,846	1,720,761
Total liabilities	4,252,773	656,515	2,964,193
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 250,747,255 and 253,978,323 shares issued as of December 31, 2014 and 2015, and 250,747,255 and 250,881,559 shares outstanding as of December 31, 2014 and 2015, respectively)	186	29	184
Treasury shares (nil and 3,096,764 shares as of December 31 2014 and 2015, respectively)	(107,331)	(16,569)	0
Additional paid-in capital	2,470,099	381,318	2,381,568
Retained earnings	1,007,559	155,540	847,220
Accumulated other comprehensive loss	59,596	9,200	(12,008)
Total equity	3,430,109	529,518	3,216,964
Total liabilities and equity	7,693,521	1,187,675	6,182,906
Parent Company [Member]
Current assets:
Cash and cash equivalents	121,025	18,683	94,749	$ 14,627	¥ 61,182	¥ 22,953
Short-term investments	324,780	50,137	0
Other current assets	2,573	397	4,185
Total current assets	448,378	69,217	98,934
Other assets	0	0	157
Investment in subsidiaries	3,833,404	591,776	3,131,189
Total assets	4,281,782	660,993	3,230,280
Current liabilities:
Short-term bank borrowing	324,680	50,122	0
Salary and welfare payable	25	4	111
Deferred revenue	0	0	364
Dividends payable	276,261	42,647	0
Amount due to related parties	222,402	34,333	0
Accrued expenses and other current liabilities	28,305	4,369	12,841
Total current liabilities	851,673	131,475	13,316
Total liabilities	851,673	131,475	13,316
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 250,747,255 and 253,978,323 shares issued as of December 31, 2014 and 2015, and 250,747,255 and 250,881,559 shares outstanding as of December 31, 2014 and 2015, respectively)	186	29	184
Treasury shares (nil and 3,096,764 shares as of December 31 2014 and 2015, respectively)	(107,331)	(16,569)	0
Additional paid-in capital	2,470,099	381,318	2,381,568
Retained earnings	1,007,559	155,540	847,220
Accumulated other comprehensive loss	59,596	9,200	(12,008)
Total equity	3,430,109	529,518	3,216,964
Total liabilities and equity	¥ 4,281,782	$ 660,993	¥ 3,230,280